Derivative Financial Instruments - Summary of Fair Value of DFIs included in Statement of Financial Position (Detail) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Net total	$ (63,571,866)	$ (99,768,509)
Derivatives not designated as hedges
Disclosure of detailed information about financial instruments [line items]
Total assets	14,534,464	9,203,958
Total liabilities	(78,106,329)	(108,972,467)
Net total	(63,571,865)	(99,768,509)
Derivatives not designated as hedges | Currency options
Disclosure of detailed information about financial instruments [line items]
Total assets	162,557	0
Total liabilities	(3,760,202)	(7,566,249)
Derivatives not designated as hedges | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Total assets	14,176,252	9,103,992
Total liabilities	(60,628,816)	(101,014,985)
Derivatives not designated as hedges | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Total assets	195,655	99,966
Total liabilities	0	(131,351)
Derivatives not designated as hedges | Forwards
Disclosure of detailed information about financial instruments [line items]
Total liabilities	(13,717,311)	0
Derivatives not designated as hedges | Crude oil options
Disclosure of detailed information about financial instruments [line items]
Total liabilities	$ 0	$ (259,882)